Concentration of Risks	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISKS

3.	CONCENTRATION OF RISKS

(a) Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and accounts receivable from related parties. As of December 31,2017 and 2018, the aggregate amount of cash and cash equivalents and restricted cash from continuing operations were $13,009 and $1,931, respectively. As of December 31, 2017 and 2018, the aggregate amount of cash and cash equivalents and restricted cash from discontinued operations were $3,510 and $1,044, respectively. As of December 31, 2017 and 2018, the aggregate amount of cash and cash equivalents and restricted cash of $4,545 and $1,336, respectively, were held at major financial institutions located in the PRC, and $11,974 and $1,639, respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors' interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China's concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group's deposits, the Group is unlikely to claim its deposits back in full since the bank is unlikely to be classified as a secured creditor based on PRC laws.

Accounts receivable, and accounts receivable from related parties are both typically unsecured, and are derived from revenues earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers' financial conditions and ongoing monitoring process of outstanding balances.

(b) Business supplier, customer, and economic risk

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technology; control of telecommunication infrastructures by local regulators and industry standards; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group's ability to attract and retain employees necessary to support its growth.

(i) Customer concentration risk – the Group's main operations are dependent upon a few customers, with one particularly large customer representing 59.6% of our net revenues in the 2018 fiscal year. It is always considered at lease reasonably possible that any customer can be lost in the near time. There is no guarantee that the large customer will continue to place orders with the Group or award similar volume of business to the Group. The Group's top five customers accounted for 51.7%, 66.9% and 74.8% of our net revenues in the years ended December 31, 2016, 2017 and 2018, respectively.

The Group's largest single customer B accounted for 23% of the Group's total net revenues for the year ended December 31, 2016, customer B based in India accounted for 41% and 59.6% of the Group's total net revenues for the years ended December 31, 2017 and 2018, respectively. The accounts receivable from the largest single customer B accounted for 25% and 55% of the Group's total accounts receivable for the years ended December 31, 2017 and 2018, respectively.

(ii) Product concentration and geography concentration risks – For the 2018 fiscal year, approximately 70% of the Group's net revenues was focused on the handset mobile device, and there is no guarantee that this product type will continue to have demand in the fast changing telecom industry or that the Group can continue to feasibly compete as a designer and manufacturer of such products. Our customer, Reliance of India, accounted for nearly 60% of our 2018 net revenues, and while the political and economic environments in this country has been considered stable in the recent years, there is no guarantee that a favorable geo-economic conditions will continue to exist there for us to capture business in the future.

(iii) Business supplier risk – the Group's MVNO operations are dependent upon telecommunication resources provided by China Unicom. There is no guarantee that the supply of telecommunication resources provided by China Unicom will be renewed annually. Further, there is no guarantee around the continuance of the MVNO license granted by the PRC government Ministry of Industry and Information Technology which may be amended or discontinued in light of changes to political, economic and social reforms. In November 2018, the Company's board of directors approved the plan to dispose all of its reporting units operating the MVNO business (Note 1 (c)).

For the Group's continuous operations, the Group's top five suppliers accounted for 71.0% of our cost of goods sold in the year ended December 31, 2018.

(iv) Economic risk – the Group's operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(c) Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation / (depreciation) of the United States $ against RMB was approximately 6.8%, (5.7%) and 4.9% in the years ended December 31, 2016, 2017 and 2018, respectively. The appreciation / (depreciation) of the United States $ against Rupee was approximately 3.3%, (4.7%) and 0.5% in the years ended December 31, 2016, 2017 and 2018, respectively.

(d) Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing liabilities. As part of its liability risk management, the Group reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing liabilities. The Group has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years presented.